Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]

Note 9 — Accrued expenses and other current liabilities

As of December 31, 2018 and 2017, accrued expenses and other current liabilities consisted of the following:

	December 31,	December 31,
	2018	2017
Accrued other taxes	$259,559	$55,413
Accrued payroll and benefits	175,336	8,703
Accrued professional fees	133,261	16,848
Customer deposits	35,094	—
Accrued interest	269,782	—
Other	262,519	—
Total accrued expenses and other current liabilities	$1,135,551	$80,964